Common and Preferred Stock	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Common and Preferred Stock
NOTE 10. COMMON AND PREFERRED STOCK
Common Stock
There were no dividends declared or paid on the common stock during the three and six months ended June 30, 2021 and 2020.
Preferred Stock
No dividends were declared or paid on the Series A Preferred Stock for the three and six months ended June 30, 2021 and 2020.
As of June 30, 2021, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $32.4 million of undeclared preferred stock dividends in arrears. Holders of the Series A Preferred Stock are entitled to receive, when and as declared by the Board out of funds of the Company legally available for the payment of distributions, cumulative preferential cash dividends at an annual rate equal to 10.875% of the $25.00 per share stated liquidation preference of the Series A Preferred Stock, which is equivalent to an annual rate of $2.72 per share or $1.9 million per quarter. Dividends on the Series A Preferred Stock, when and as declared by the Board, are payable quarterly in arrears, on March 31, June 30, September 30, and December 31 of each year. On June 8, 2018, the Board determined to continue suspension of the payment of the quarterly dividend on the Series A Preferred Stock indefinitely. Under the terms of the Series A Preferred Stock, dividends on the Series A Preferred Stock shall continue to accrue and accumulate regardless of whether such dividends are declared by the Board. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for four dividends periods: (i) the annual dividend rate on the Series A Preferred Stock has increased to 12.875%, which is equivalent to an annual rate of $3.20 or $2.2 million per quarter, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash; and (ii) the holders of the Series A Preferred Stock will be entitled to vote, as a single class, for the election of two additional directors to serve on the Board, as further described in the amended and restated articles of incorporation of the Company, otherwise referred to as the Charter.
As of June 30, 2021, the Company had 2,811,535 shares of the Series A Preferred Stock issued and outstanding.
The Company may, at its option, redeem the Series A Preferred Stock, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to the redemption date.
For historical information regarding the Series A Preferred Stock, the Company’s former
“at-the-market”
offering program and prior share repurchase programs, see Part II, Item 8, “Financial Statements and Supplementary Data”, Note 11—
Common and Preferred Stock
included in the Annual Report.

NOTE 10. COMMON AND PREFERRED STOCK
Common Stock
There were no dividends declared or paid on the common stock during the three and nine months ended September 30, 2021 and 2020.
Preferred Stock
No dividends were declared or paid on the Series A Preferred Stock for the three and nine months ended September 30, 2021 and 2020.
As of September 30, 2021, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $34.6 million of undeclared preferred stock dividends in arrears. Holders of the Series A Preferred Stock are entitled to receive, when and as declared by the Board out of funds of the Company legally available for the payment of distributions, cumulative preferential cash dividends at an annual rate equal to 10.875% of the $25.00 per share stated liquidation preference of the Series A Preferred Stock, which is equivalent to an annual rate of $2.72 per share or $1.9 million per quarter. Dividends on the Series A Preferred Stock, when and as declared by the Board, are payable quarterly in arrears, on March 31, June 30, September 30, and December 31 of each year. On June 8, 2018, the Board determined to continue suspension of the payment of the quarterly dividend on the Series A Preferred Stock indefinitely. Under the terms of the Series A Preferred Stock, dividends on the Series A Preferred Stock shall continue to accrue and accumulate regardless of whether such dividends are declared by the Board. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for four dividends periods: (i) the annual dividend rate on the Series A Preferred Stock has increased to 12.875%, which is equivalent to an annual rate of $3.20 or $2.2 million per quarter, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash; and (ii) the holders of the Series A Preferred Stock will be entitled to vote, as a single class, for the election of two additional directors to serve on the Board, as further described in the amended and restated articles of incorporation of the Company, otherwise referred to as the Charter.
As of September 30, 2021, the Company had 2,811,535 shares of the Series A Preferred Stock issued and outstanding.
The Company may, at its option, redeem the Series A Preferred Stock, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to the redemption date.
For historical information regarding the Series A Preferred Stock, the Company’s former
“at-the-market”
offering program and prior share repurchase programs, see Note 11—
Common and Preferred Stock
in Part II, Item 8, “Financial Statements and Supplementary Data”, included in the Annual Report.